Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories

	September 30, 2025	December 31, 2024
Purchased parts	$2,767	$5,463
Finished goods	630	1,205
	$3,397	$6,668